Sharpe Resources Corporation
3258 Mob Neck Road
Heathsville, VA 22473
804-580-8107

January 21, 2010

Ms. Sandy Eisen
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549-7010

RE:     Sharpe Resources Corporation
           Form 20-F for the Fiscal Year Ended December 31, 2008
           Filed July 14, 2009
           File No. 1-34399

Dear Ms. Eisen,

This letter is in response to your letter dated December 23, 2010 regarding a review by the Securities and Exchange Commission of Sharpe Resources Corporation 20-F filing for the fiscal year ended December 31, 2008. Following is our response referencing each item in your letter. We are also filing an amended Form 20-F.

General

1. We believe Sharpe Resources Corporation is considered a foreign issuer. It is a Canadian domiciled Company incorporated under the Canadian Business Corporations Act (CBCA). The Corporation reports as a Canadian Corporation as required by Canadian (Provincial) Securities laws.

The Company’s registered office, the Corporate Headquarters, is located in Toronto, Ontario with an office in Heathsville, VA, the residence of Roland M. Larsen. Nearly 50 percent of the Company’s shareholders are and have always been Canadian. In addition, the Company intends to fill the current Board of Directors vacancy with a Canadian citizen.

All of the accounting activities are administered in Canada by Canadian accountants. The Audit report is completed by the Canadian auditors MSCM LLP. The firm is a member in good standing with the Canadian Public Accountability Board (CPAB). Security Commissions in Canada will only accept auditors' reports on reporting issuers' financial statements prepared by firms that are participants in good standing under the Board's oversight program. In addition MSCM is registered with the Public Oversight Board (PCAOB) in the United States.

2. In filing the amendment in response to your letter, as well as any future filings and amendments, we have:

a.
Numbered all pages subsequent to our table of contents, and verified that the page numbers noted on our table of contents accurately match the referenced pages.
b.
Cited the correct Commission file number on our title page.
c.
Limited the audit reports that we include in our filing to the last three years (see pages 42-45). We also limited our discussions of year-over year comparisons of operations and liquidity outside of our financial statements to the last three years (see pages 11-14).
d.
Removed the certificates from the end of the document and amended Item 19 on page 73 to include the certifications as exhibits and they were filed as separate documents within the Edgar filing system.

Controls and Procedures

3. We have revised Item 15 beginning on page 38 to comply with each of the requirements of Items 307 and 308 (or 308T, where applicable) of Regulation S-K.

Financial Statements
Consolidated Statements of Loss and Comprehensive Loss

4. We recognize and accept the indicated changes and the Company will include these changes as part of the upcoming 2009 annual financial statements for the Company which will be included in our 2009 annual Form 20-F filing.

Consolidated Balance Sheet

5. The $250,000 receivable will be recovered through acquisition of the coal mineral rights to 17,000 acres of property in Preston County, WV. These funds were advanced to purchase this asset and title is expected to be transferred to Sharpe Resources Corporation.

6. To determine whether loan claims should be classified as a liability or equity instrument, the following response by our accountants is based upon an analysis of the accounting rules according to the Canadian Institute of Chartered Accountants Handbook.

s.3861.12 - The critical feature in differentiating a financial liability from an equity instrument is the existence of a contractual obligation of one party to the financial instrument (the issuer) either to deliver cash or another financial asset to the other party (the holder) or to exchange another financial instrument with the holder under conditions that are potentially unfavorable to the issuer. When such a contractual obligation exists, that instrument meets the definition of a financial liability regardless of the manner in which the contractual obligation will be settled.

EIC 164.6 If the instrument is not converted, the issuer has the choice to pay the redemption value in cash or a variable number of shares. In accordance with 3861.12, this option to settle the instrument in either cash or a variable number of shares is a financial liability. As per EIC 164, if the contractual obligation represents a fixed dollar amount and may be settled using cash or a variable number of shares, this is still an obligation. The company owes the fixed amount and will distribute this fixed value only - whether it does this in cash or variable number of shares. The entire instrument in this case would be recognized as debt.

Closing Comments

The management recognizes that it is responsible for the accuracy and adequacy of the disclosure filings according to the SEC Act of 1934. We understand that staff comments or changes to our filing or disclosure in response to staff comments do not foreclose the Commission from taking action with respect to the filing and that the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

As a small resource company our objective is to follow the rules of all governmental agencies to the best of our ability. My earnest objective is to provide the most accurate information to all regulatory authorities and our currently small group of US investors. We appreciate any support to help insure that our current and future disclosures to the public will represent the best that can be accomplished.

Sincerely,

\s\ Roland M. Larsen

Roland M. Larsen
President